Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – May
PGIM US Large-Cap Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 23, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2024 and end on April 30, 2025. Each Fund’s Cap will not be determined until the start of the Target Outcome Period on May 1, 2024. As of April 23, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – MayMAYP15.2% – 17.2% before fees and expenses(14.7% – 16.7% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – MayPBMY11.8% – 13.8% before fees and expenses(11.3% – 13.3% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - May
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – May
PGIM US Large-Cap Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 23, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2024 and end on April 30, 2025. Each Fund’s Cap will not be determined until the start of the Target Outcome Period on May 1, 2024. As of April 23, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – MayMAYP15.2% – 17.2% before fees and expenses(14.7% – 16.7% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – MayPBMY11.8% – 13.8% before fees and expenses(11.3% – 13.3% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - May
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – May
PGIM US Large-Cap Buffer 20 ETF – May
(each a “Fund” and collectively the “Funds”)Supplement dated April 23, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on May 1, 2024 and end on April 30, 2025. Each Fund’s Cap will not be determined until the start of the Target Outcome Period on May 1, 2024. As of April 23, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – MayMAYP15.2% – 17.2% before fees and expenses(14.7% – 16.7% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – MayPBMY11.8% – 13.8% before fees and expenses(11.3% – 13.3% after taking into account the Fund’s unitary management fee)